Right-of-use assets and lease liabilities (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
LeaseLineitem [Line Items]
Depreciation	$ 1,294	$ 809
IPP facilities [member]
LeaseLineitem [Line Items]
Depreciation	1,095	718	$ 52
Office Equipment and Vehicles [member]
LeaseLineitem [Line Items]
Depreciation	$ 199	$ 91	$ 71